Annual Fund Operating Expenses - American Century ETF Trust - American Century Quality Diversified International ETF Series	Jan. 01, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
American Century Quality Diversified International ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.34%

[1]	The advisor has agreed to waive 0.06 percentage points of the fund’s management fee. The advisor expects this waiver to continue until
March 31, 2027, and cannot terminate it prior to such date without the approval of the Board of Trustees.